PREFERRED STOCK	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Preferred Stock [Text Block]
11.	PREFERRED STOCK

Series A Convertible Preferred Stock

In May 2012, the Company designated a class of preferred stock as Series A Convertible Preferred Stock. The Series A shares have no entitlement to dividends and have no voting rights. In any event of dissolution, liquidation or winding up of the Company, the Series A shares are entitled to receive a stated value of $1.00 per share. All distributions made to holders of the Series A shares and to holders of other stock of the Company upon liquidation shall be made on a pari passu basis with distributions made to holders of the Company’s common stock. The series A shares are convertible into the Company’s common stock at a stated conversion price that is equal to the lesser of 1) 110% of the closing common stock price on the date of conversion or 2) 80% of the lowest closing common stock price occurring during a 30 trading day period prior to notice of conversion. During 2013 the registered holder of the Company’s Series A convertible preferred stock converted all 250,000 shares into 53,961 shares of the Company’s common stock. The Series A Convertible Preferred Stock was converted in January 2013 as part of a services settlement with a vendor.

Series B Preferred Stock

On April 2, 2013 the Company filed a Certificate of Designation with the State of Nevada formally creating a series of Series B Convertible Preferred Stock. The Series B Convertible Preferred Stock can only be issued to officers, directors and advisors of the Company, and cannot be converted into common stock, transferred, sold or disposed of in any manner for 24 months.

Series C Convertible Preferred Stock

On April 1, 2013, the Company filed a Certificate of Designation with the State of Nevada creating a series of Series C Convertible Preferred Stock. The Series C Convertible Preferred Stock can only be issued to officers and directors of the Company, is convertible into a cumulative total of 5,000 common shares and is automatically convertible into common stock upon listing of the Company’s common stock to a national stock exchange. The holders of Series C shares are entitled to 2 common stock equivalent votes per share on all corporate matters except those that by law only require a single series vote.

Series D Convertible Preferred Stock

On August 19, 2013, the Company entered into a securities purchase agreement with an institutional investor (the “Investor”) pursuant to which the Company issued shares of newly designated Series D Convertible Preferred Stock (”Series D Preferred Stock”) to the Investor in exchange for the Investor agreeing to paying off certain accounts payables of the Company, up to an aggregate approximate amount of $1,250.

On August 19, 2013, the Company filed a Certificate of Designation designating 1,300 of our preferred stock as Series D Preferred Stock. Each share of Series D Preferred Stock has a stated value of $1,000 and pays on a quarterly basis 8% cumulative dividends per annum. Dividends are payable by the Company in cash or at the Company’s option, in shares of common stock. The Series D Preferred Stock has no voting rights except in certain circumstances which would adversely affect the Series D Preferred Stockholders. Each share of Series D Preferred Stock is convertible at any time into shares of common stock by dividing the stated value per share by the then effective conversion price. The conversion price for the Series D Preferred Stock is $4.50 per share, subject to adjustment under certain conditions. The Series D Preferred Stock is also subject to redemption by the Series D Preferred Stockholders upon certain triggering events. The redemption amount is equal to the greater of 130% of the stated value or the stated value divided by the then conversion price multiplied by the volume weighted average price (“VWAP”) on the trading day immediately preceding the triggering event, plus any accrued and unpaid dividends. The redemption payment may, at the option of the holder, be in cash or shares. Redemption triggering events may include certain events such as change of control, bankruptcy, junior security redemptions, common stock shall fail to be listed or quoted on a Trading Market for more than five Trading Days, or other adverse events as described under the agreement. Series D Preferred Stock also has a liquidation preference equal to the Stated Value.
No triggering event has occurred.

On June 30, 2014, with the approval of the holder of the Company’s Series D Preferred Stock, the Company filed an amendment to the Certificate of Designation of the Series D Preferred Stock to amend remove the feature by which stockholder could require redemption of the stock at cost. Accordingly, since the Series D Preferred Stock now contains mainly equity-like features, the Company changed the classification of the stock on its balance sheet from temporary equity to permanent equity within stockholders’ equity (deficit).

The securities were issued at 10% discount and contain a beneficial conversion feature. The beneficial conversion feature has been accreted, resulting in a deemed dividend reflected in the December 31, 2014 Consolidated Statements of Stockholders’ Equity (Deficit). The value of the original issue discount is $130 and the beneficial conversion feature is $321.

Series E Convertible Preferred Stock

On November 7, 2014, the Company entered into securities purchase agreements pursuant to which the Company issued 4,500 shares of Series E Convertible Preferred Stock (”Series E Preferred Stock”) which has a stated value of $1,000 and pays quarterly 12% cumulative dividends per annum. Dividends are payable by the Company in cash or at the Company’s option, in shares of common stock if certain conditions are met. These conditions include availability of funds or no occurrence of a triggering event. Triggering events include change of control, bankruptcy, junior security redemptions, common stock shall fail to be listed or quoted on a Trading Market for more than five Trading Days. No triggering event has occurred.

Holders of Series E shares are entitled to three years of dividends even if converted up to three years following the issuance date. Each share of Series E Preferred Stock is convertible into shares of common stock by dividing the stated value per share by the then effective conversion price. The conversion price for the Series E is $12.00 per share, subject to adjustment under certain conditions, but in no event prior to six months from issuance. Series E Preferred stockholders have the right to vote on all matters submitted to the Company’s shareholders and the Series E Preferred Stock are entitled to such number of votes on an as-converted basis. Series E Preferred Stock also has a liquidation preference equal to the stated value and accrued and unpaid dividends.

During 2014, the Company sold 3,944 shares of Series E Preferred Stock for proceeds of $3,507, net of issuance costs of $43. The Company also issued 556 shares to retire a $500 demand promissory note.

The securities were issued at 10% discount and contain a beneficial conversion feature. The beneficial conversion feature has been accreted, resulting in a deemed dividend reflected in the December 31, 2014 Consolidated Statements of Stockholders’ Equity (Deficit). The value of the original issue discount is $450 and the beneficial conversion feature is $376.

Preferred Stock Dividends

As described in Note 11, Preferred Stock, certain of the Company’s outstanding preferred stockholders are entitled to a certain amount of dividends even if converted.

Common Stock Purchase Warrants

The following table summarizes the Company’s warrant activity for the years ended December 31, 2013 and December 31, 2014:

		Weighted	Weighted Average
	Number of	Average	Remaining
	Warrants	Exercise Price	Contractual Term
Outstanding as of December 31, 2012	83,899	$6.00	$711
Issued in connection with convertible debt offerings	555,555	$9.00
Exercised	—	—
Cancelled	(75,765)	$6.00
Outstanding as of December 31, 2013	563,689	$9.00	$403.50
Issued in connection with warrant exchange	300,000	$18.00
Exercised	(552,777)	$9.00
Outstanding (exercisable) as of December 31, 2014	310,911	$18.00	$600

The warrants issued in 2013 are exercisable for a term of three years from the date of issuance at an exercise price of $9.00 per share and exercisable on a cashless basis if at any time after the six month anniversary there is no effective registration statement or current prospectus available for the resale of the shares underlying the warrants.

Warrant Exchange

Pursuant to an offer to exercise dated February 13, 2014 as supplemented on March 6, 2014, holders of outstanding warrants at a price of $9.00 (“Original Warrants”) were offered the opportunity to exercise their Original Warrants and receive new warrants (“New Warrants”) to purchase three shares of common stock of the Company for every four Original Warrants exercised. On March 7, 2014, warrant holders exercised 400,000 Original Warrants and received New Warrants to purchase 300,000 shares of common stock of the Company.

The New Warrants are exercisable at a price of $18.00 for a term of five years. The New Warrants are callable by the Company if the Volume Weighted Average Price (VWAP) of the Company’s common stock for each of 20 consecutive trading days exceeds $27.00 and certain equity conditions are met. The Company may also call the New Warrants if the closing price of the Company’s common stock exceeds $27.00 on the date that is the earlier of the receipt by the Company of an approval letter for listing of the Company’s common stock on an exchange or listing of the common stock on an exchange. The holders of the New Warrants will also have piggy-back registration rights.

The Company recorded a loss on issuance of $3,867 in other expense for the warrant exchange based on the fair value of the warrants. The fair value was determined to be using the Black-Scholes model with the following assumptions which the Company believes approximates the fair value under a binomial lattice model:

Annualized volatility (1)	305%
Contractual term	5.0
Risk-free investment rate	1.65%
Dividend yield	0.0%